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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1998
         Check here if Amendment:  [ ];    Amendment Number:  Not an amendment.
         This Amendment (Check only one.): [ ] is a restatement.
                                           [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Trend Capital Management, Inc.
Address:          Crescent Ridge Corporate Center
                  11100 Wayzata Boulevard
                  Minnetonka, MN 55305

Form 13F File Number:  028-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:             Darrel R. Lynn
Title:            Chief Financial Officer
Phone:            612-546-3301

Signature, Place, and date of Signing

 /s/ Darrel R. Lynn                Minneapolis, Minnesota      Aug. 20, 1999
------------------------------     -------------------------   --------------
(Signature)                        (City, State)               (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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Form 13F Summary Page

Report Summary:

Number of Other Included Managers:        None.
Form 13F Information Table Entry Total:   71
Form 13F Information Table Value Total:   $70,666 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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Form 13F Information Table

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                                                                                            Mrkt Val   # of        Inv   Oth    Vot
Name of Issuer                                                            Class    CUSIP #  (000's)    Sec.  Type  Dis   Mgrs.  Auth

#REORG ADR UNILEVER N V NY SH EXCH ADR UNILEVER NV NY SH NEW @1.12         COM   C904784501   $680     8200   SH   Sole  N/A    Sole
#REORG AIRTOUCH COMM INC COM EXCH ADR VODAFONE GRP PULBIC LTD MGR          COM   C00949T100   $529     7300   SH   Sole  N/A    Sole
#REORG NTHN TELECOM LTD COM N/C NORTEL NETWORKS CORP EFF 4-30-99           COM   C665815106   $415     8300   SH   Sole  N/A    Sole
#REORG TELE COMMUN INC SER A TCI GRP COMEXCH AT&T CORP @.7757 MGR 3-9-99   COM   C87924V101   $371     6700   SH   Sole  N/A    Sole
5TH 3RD BANCORP COM                                                        COM   C316773100   $242     3400   SH   Sole  N/A    Sole
ABBOTT LAB COM                                                             COM   C002824100   $960    19600   SH   Sole  N/A    Sole
AMER EXPRESS CO COM                                                        COM   C025816109   $595     5800   SH   Sole  N/A    Sole
AMER HOME PROD CORP COM                                                    COM   C026609107   $947    16800   SH   Sole  N/A    Sole
AMER INTL GROUP INC COM                                                    COM   C026874107  $1,295   13400   SH   Sole  N/A    Sole
AMERITECH CORP COM                                                         COM   C030954101   $887    14000   SH   Sole  N/A    Sole
AMGEN INC COM                                                              COM   C031162100   $335     3200   SH   Sole  N/A    Sole
ANHEUSER-BUSCH COMPANIES INC COM STK                                       COM   C035229103   $400     6100   SH   Sole  N/A    Sole
AUTO DATA PROCESSING INC COM                                               COM   C053015103   $305     3800   SH   Sole  N/A    Sole
BAXTER INTL INC COM                                                        COM   C071813109   $232     3600   SH   Sole  N/A    Sole
BELL ATLC CORP COM                                                         COM   C077853109  $1,069   19800   SH   Sole  N/A    Sole
BRISTOL MYERS SQUIBB CO COM                                                COM   C110122108  $1,699   12700   SH   Sole  N/A    Sole
CAMPBELL SOUP CO COM                                                       COM   C134429109   $314     5700   SH   Sole  N/A    Sole
CHASE MANHATTAN CORP NEW COM                                               COM   C16161A108   $774    10900   SH   Sole  N/A    Sole
CISCO SYS INC COM                                                          COM   C17275R102  $1,838   19800   SH   Sole  N/A    Sole
COCA COLA CO COM                                                           COM   C191216100  $2,070   30900   SH   Sole  N/A    Sole
COLGATE-PALMOLIVE CO COM                                                   COM   C194162103   $353     3800   SH   Sole  N/A    Sole
COMCAST CORP CL A SPL COM                                                  COM   C200300200   $276     4700   SH   Sole  N/A    Sole
COMPUTER ASSOC INTL INC COM                                                COM   C204912109   $307     7200   SH   Sole  N/A    Sole
CVS CORP COM STK                                                           COM   C126650100   $275     5000   SH   Sole  N/A    Sole
DAYTON-HUDSON CORP COM                                                     COM   C239753106   $304     5600   SH   Sole  N/A    Sole
DELL COMPUTER CORP COM                                                     COM   C247025109  $1,178   16100   SH   Sole  N/A    Sole
DU PONT E I DE NEMOURS & CO COM STK                                        COM   C263534109   $764    14400   SH   Sole  N/A    Sole
EMC CORP MASS COM                                                          COM   C268648102   $544     6400   SH   Sole  N/A    Sole
EMERSON ELEC CO COM                                                        COM   C291011104   $339     5600   SH   Sole  N/A    Sole
FHLMC VTG COM                                                              COM   C313400301   $554     8600   SH   Sole  N/A    Sole
GANNETT INC COM                                                            COM   C364730101   $232     3600   SH   Sole  N/A    Sole
GAP INC COM                                                                COM   C364760108   $421     7500   SH   Sole  N/A    Sole
GEN ELEC CO COM                                                            COM   C369604103  $4,131   40500   SH   Sole  N/A    Sole
GILLETTE CO COM                                                            COM   C375766102   $684    14300   SH   Sole  N/A    Sole
GTE CORP COM                                                               COM   C362320103   $800    12300   SH   Sole  N/A    Sole
GUIDANT CORP COM STK                                                       COM   C401698105   $209     1900   SH   Sole  N/A    Sole
HEINZ H J CO COM                                                           COM   C423074103   $260     4600   SH   Sole  N/A    Sole
HOME DEPOT INC COM                                                         COM   C437076102  $1,144   18700   SH   Sole  N/A    Sole
INTEL CORP CAP                                                             COM   C458140100  $2,537   21400   SH   Sole  N/A    Sole
INTL BUSINESS MACH CORP CAP                                                COM   C459200101  $2,194   11900   SH   Sole  N/A    Sole
JOHNSON & JOHNSON COM                                                      COM   C478160104  $1,434   17100   SH   Sole  N/A    Sole
KIMBERLY-CLARK CORP COM                                                    COM   C494368103   $382     7000   SH   Sole  N/A    Sole
LILLY ELI & CO COM                                                         COM   C532457108  $1,244   14000   SH   Sole  N/A    Sole
LUCENT TECHNOLOGIES INC COM                                                COM   C549463107  $1,847   16800   SH   Sole  N/A    Sole
MBNA CORP COM                                                              COM   C55262L100   $238     9600   SH   Sole  N/A    Sole
MEDTRONIC INC COM                                                          COM   C585055106   $446     6000   SH   Sole  N/A    Sole
MERCK & CO INC COM                                                         COM   C589331107  $2,242   15200   SH   Sole  N/A    Sole
MICROSOFT CORP COM                                                         COM   C594918104  $4,272   30800   SH   Sole  N/A    Sole
MINN MNG & MFG CO COM                                                      COM   C604059105   $363     5100   SH   Sole  N/A    Sole
MONSANTO CO COM                                                            COM   C611662107   $366     7700   SH   Sole  N/A    Sole
NATL CY CORP COM                                                           COM   C635405103   $305     4200   SH   Sole  N/A    Sole
ORACLE CORP COM                                                            COM   C68389X105   $535    12400   SH   Sole  N/A    Sole
PEPSICO INC COM                                                            COM   C713448108   $768    18800   SH   Sole  N/A    Sole
PFIZER INC COM                                                             COM   C717081103  $2,075   16600   SH   Sole  N/A    Sole
PHILIP MORRIS COS INC COM                                                  COM   C718154107  $1,632   30500   SH   Sole  N/A    Sole
PITNEY BOWES INC COM                                                       COM   C724479100   $231     3500   SH   Sole  N/A    Sole
PROCTER & GAMBLE CO COM                                                    COM   C742718109  $1,561   17100   SH   Sole  N/A    Sole
SAFEWAY INC COM NEW                                                        COM   C786514208   $378     6200   SH   Sole  N/A    Sole
SARA LEE CORP COM                                                          COM   C803111103   $338    12000   SH   Sole  N/A    Sole
SBC COMMUNICATIONS INC COM                                                 COM   C78387G103  $1,314   24500   SH   Sole  N/A    Sole
SCHERING-PLOUGH CORP COM                                                   COM   C806605101  $1,039   18800   SH   Sole  N/A    Sole
SCHLUMBERGER LTD COM                                                       COM   C806857108   $320     6900   SH   Sole  N/A    Sole
SCHWAB CHARLES CORP COM NEW                                                COM   C808513105   $287     5100   SH   Sole  N/A    Sole
TYCO INTL LTD NEW COM                                                      COM   C902124106   $619     8200   SH   Sole  N/A    Sole
US BANCORP DEL INC COM                                                     COM   C902973106   $337     9500   SH   Sole  N/A    Sole
UTD TECHNOLOGIES CORP COM                                                  COM   C913017109   $315     2900   SH   Sole  N/A    Sole
WALGREEN CO COM                                                            COM   C931422109   $369     6300   SH   Sole  N/A    Sole
WAL-MART STORES INC COM                                                    COM   C931142103  $2,321   28500   SH   Sole  N/A    Sole
WARNER LAMBERT CO COM                                                      COM   C934488107   $789    10500   SH   Sole  N/A    Sole
WASTE MGMT INC DEL COM STK                                                 COM   C94106L109   $340     7300   SH   Sole  N/A    Sole
XEROX CORP COM                                                             COM   C984121103   $496     4200   SH   Sole  N/A    Sole

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